Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 16,774	$ 14,545
Property plant and equipment, net	8,141	7,022
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	269	254
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,232	1,942
Accumulated depreciation	(778)	(652)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	14,273	12,349
Accumulated depreciation	$ (7,855)	$ (6,871)